Significant accounting policies	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Significant accounting policies
2	Significant accounting policies

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

(a)	Basis of preparation

The consolidated financial statements have been prepared in accordance with all applicable International Financial Reporting Standards (“IFRSs”), which collective term includes all applicable individual IFRSs, International Accounting Standards (“IASs”) and Interpretations issued by the International Accounting Standards Board (the “IASB”). The measurement basis used in the preparation of the financial statements is the historical cost basis, except that available-for-sale equity securities and derivative financial instruments are stated at their fair value as explained in the accounting policies set out in Note 2(f) and Note 2(g). Non-current assets and disposal groups held for sale are stated at the lower of carrying amount and fair value less costs to sell (Note 2(q)).

The preparation of financial statements in conformity with IFRSs requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Judgments made by management in the application of IFRSs that have significant effect on the financial statements and major sources of estimation uncertainty are discussed in Note 3.

The consolidated financial statements comprise the Company and its subsidiaries and the Group’s interest in associates and joint ventures.

(b)	Changes in accounting policies

The IASB has issued several amendments to IFRSs that are first effective for the current accounting period of the Group. None of these developments have had a material effect on how the Group’s results and financial position for the current or prior periods have been prepared or presented. However, additional disclosure has been included in Note 35(c) to satisfy the new disclosure requirements introduced by the amendments to IAS 7, Statement of cash flows: Disclosure initiative, which require entities to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes.

The Group has not applied any new standard or interpretation that is not yet effective for the current accounting period. Note 58 provides information on the possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2017.

(c)	Subsidiaries and non-controlling interests

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. When assessing whether the Group has power, only substantive rights (held by the Group and other parties) are considered.

An investment in a subsidiary is consolidated into the consolidated financial statements from the date that control commences until the date that control ceases. Intra-group transactions, balances and cash flows and any unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.

Non-controlling interests represent the equity in a subsidiary not attributable directly or indirectly to the Company, and in respect of which the Group has not agreed any additional terms with the holders of those interests which would result in the Group as a whole having a contractual obligation in respect of those interests that meets the definition of a financial liability. With regards to each business combination, the Group recognized non-controlling interests based on the proportion of the net identifiable assets of the subsidiary owned by the non-controlling interests.

Non-controlling interests are presented in the consolidated statements of financial position within equity, separately from equity attributable to the equity shareholders of the Company. Non-controlling interests in the results of the Group are presented on the face of the consolidated income statements and the consolidated statements of comprehensive income as an allocation of the total profit or loss and total comprehensive income for the year between non-controlling interests and the equity shareholders of the Company. Loans from holders of non-controlling interests and other contractual obligations towards these holders are presented as financial liabilities in the consolidated statements of financial position in accordance with Note 2(o) or Note 2(p) depending on the nature of the liability.

Changes in the Group’s interests in a subsidiary that do not result in a loss of control are accounted for as equity transactions, whereby adjustments are made to the amounts of controlling and non-controlling interests within consolidated equity to reflect the change in relative interests, but no adjustments are made to goodwill and no gain or loss is recognized.

When the Group loses control of a subsidiary, it is accounted for as a disposal of the entire interest in that subsidiary, with a resulting gain or loss being recognized in consolidated income statements. Any interest retained in that former subsidiary at the date when control is lost is recognized at fair value and this amount is regarded as the fair value on initial recognition of a financial asset (Note 2(f)) or, when appropriate, the cost on initial recognition of an investment in an associate or joint venture (Note 2(d)).

The Group applies the acquisition method to account for business combinations. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Transaction costs are expensed as incurred.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

(d)	Associates and joint arrangements

An associate is an entity in which the Group has significant influence, but not control or joint control, over its management, including participation in the financial and operating policy decisions.

The Group has applied IFRS 11, Joint Arrangements (“IFRS 11”) to all joint arrangements. Under IFRS 11, investments in joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor. The Group has assessed the nature of its joint arrangements and determined them to be joint ventures.

An investment in an associate or a joint venture is accounted for in the consolidated financial statements under the equity method and is initially recorded at cost, adjusted for any excess of the Group’s share of the acquisition-date fair values of the investee’s identifiable net assets over the cost of the investment (if any). Thereafter, the investment is adjusted for the post acquisition change in the Group’s share of the investee’s net assets and any impairment loss relating to the investment (Notes 2(e) and 2(l)). The Group’s share of the post-acquisition, post-tax results of the investees, adjusted for any acquisition-date excess over cost and any impairment losses for the year are recognized in the consolidated income statements, whereas the Group’s share of the post-acquisition post-tax items of the investees’ other comprehensive income is recognized in the consolidated statements of comprehensive income.

When the Group’s share of losses exceeds its interest in the associate or the joint venture, the Group’s interest is reduced to nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the investee. For this purpose, the Group’s interest is the carrying amount of the investment under the equity method together with the Group’s long-term interests that in substance form part of the Group’s net investment in the associate or the joint venture.

Unrealized profits and losses resulting from transactions between the Group and its associates and joint ventures are eliminated to the extent of the Group’s interest in the investee, except where unrealized losses provide evidence of an impairment of the asset transferred, in which case they are recognized immediately in the consolidated income statements.

(e)	Goodwill

Goodwill represents the excess of

(i)	the aggregate of the fair value of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of the Group’s previously held equity interest in the acquiree; over

(ii)	the net fair value of the acquiree’s identifiable assets and liabilities measured as at the acquisition date.

When (ii) is greater than (i), then this excess is recognized immediately in the consolidated income statements as a gain on a bargain purchase.

Goodwill is stated at cost less accumulated impairment losses. Goodwill arising on a business combination is allocated to each cash-generating unit, or groups of cash generating units, that is expected to benefit from the synergies of the combination and is tested annually for impairment (Note 2(l)).

(f)	Other investments in equity securities

The Group’s policies for investments in equity securities, other than investments in subsidiaries, associates and joint ventures, are as follows:

Investments in equity securities are initially stated at fair value, which is their transaction price unless fair value can be more reliably estimated using valuation techniques whose variables include only data from observable markets. Cost includes attributable transaction costs, except where indicated otherwise below. These investments are subsequently accounted for as follows, depending on their classification:

Available-for-sale equity securities are those non-derivative financial assets that are designated as available for sale or that are not classified as loans and receivables, held-to-maturity investments, or financial assets at fair value through profit or loss. At the end of each reporting period the fair value is remeasured, with any resultant gain or loss being recognized in other comprehensive income and accumulated separately in equity in the fair value reserve. Dividend income from these investments is recognized in the consolidated income statements in accordance with the policy set out in Note 2(x) (iv). When these investments are derecognized or impaired (Note 2(l)), the cumulative gain or loss is reclassified from equity to profit or loss.

The Group’s other investments in equity securities represent investments in equity securities that do not have a quoted price in an active market for an identical instrument and whose fair value cannot otherwise be reliably measured. Accordingly, they are recognized in the consolidated statements of financial position at cost less impairment losses (Note 2(l)). Dividend income from equity securities is recognized in profit or loss in accordance with the policy set out in Note 2(x) (iv).

Investments are recognized on the date the Group commits to purchase the investments, and are derecognized on the date the Group commits to sell investments or the Group’s rights to the cash flows from the investments expired.

(g)	Derivative financial instruments

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.

The Group documents at the inception of the transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Derivative financial instruments that do not qualify for hedge accounting are accounted for as trading instruments and any unrealized gains or losses, being changes in fair value of the derivatives, are recognized in the profit or loss immediately.

Changes in the fair value of derivatives that are designated and qualify as fair value hedges and that are highly effective, are recorded in the profit or loss, along with any changes in the fair value of the hedged assets or liabilities that are attributable to the hedged risk.

Derivative financial instruments that qualify for hedge accounting and which are designated as a specific hedge of the variability in cash flows of a highly probable forecast transaction, are accounted for as follows:

(i)	The effective portion of any gains or losses on remeasurement of the derivative financial instrument to fair value are recognized in other comprehensive income and accumulated separately in equity in the fair value reserve. The cumulative gain or loss on the derivative financial instrument recognized in other comprehensive income is reclassified from equity to profit or loss in the same period during which the hedged forecast cash flows affects profit or loss; and

(ii)	The ineffective portion of any gains or losses on remeasurement of the derivative financial instrument to fair value is recognized in the profit or loss immediately.

When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gains or losses existing in equity at that time remains in equity and is recognized in the profit or loss when the committed or forecast transaction ultimately occurs. When a committed or forecast transaction is no longer expected to occur, the cumulative gains or losses that was recorded in equity is immediately transferred to the profit or loss.

(h)	Investment properties

Investment properties are land and/or buildings which are owned to earn rental income and/or for capital appreciation.

Investment properties are stated at cost, less accumulated depreciation and impairment losses (Note 2(l)). Depreciation is calculated to write off the cost of items of investment properties, less their estimated residual value, if any, using the straight-line method over their estimated useful lives. Rental income from investment properties is accounted for as described in
Note 2(x) (iii).

(i)	Other property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses (Note 2(l)).

The cost of self-constructed items of property, plant and equipment includes the cost of materials, direct labor, the initial estimate, where relevant, of the costs of dismantling and removing the items and restoring the site on which they are located, and an appropriate proportion of production overheads and borrowing costs (Note 2(aa)).

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to the consolidated income statements during the financial period in which they are incurred.

When each major aircraft overhaul is performed, its cost is recognized in the carrying amount of the component of aircraft and is depreciated over the appropriate maintenance cycles. Components related to overhaul cost, are depreciated on a straight-line basis over 3 to 12 years. Upon completion of an overhaul, any remaining carrying amount of the cost of the previous overhaul is derecognized and charged to the consolidated income statements.

Gains or losses arising from the retirement or disposal of an item of property, plant and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the item and are recognized in consolidated income statements on the date of retirement or disposal.

Except for components related to overhaul costs, the depreciation of other property, plant and equipment is calculated to write off the cost of items, less their estimated residual value, if any, using the straight line method over their estimated useful lives as follows:

Buildings	5 to 35 years
Owned and finance leased aircraft	15 to 20 years
Other flight equipment
– Jet engines	15 to 20 years
– Others, including rotables	3 to 15 years
Machinery and equipment	4 to 10 years
Vehicles	6 to 8 years

Where parts of an item of property, plant and equipment have different useful lives, the cost of the item is allocated on a reasonable basis between the parts and each part is depreciated separately. Both the useful life of an asset and its residual value, if any, are reviewed annually.

(j)	Construction in progress

Construction in progress represents advance payments for the acquisition of aircraft and flight equipment, office buildings, various infrastructure projects under construction and equipment pending for installation, and is stated at cost less impairment losses (Note 2(l)). Capitalization of these costs ceases and the construction in progress is transferred to property, plant and equipment when the asset is substantially ready for its intended use, notwithstanding any delay in the issue of the relevant commissioning certificates by the relevant PRC authorities.

No depreciation is provided in respect of construction in progress.

(k)	Leased assets

An arrangement, comprising a transaction or a series of transactions, is or contains a lease if the Group determines that the arrangement conveys a right to use a specific asset or assets for an agreed period of time in return for a payment or a series of payments. Such a determination is made based on an evaluation of the substance of the arrangement and is regardless of whether the arrangement takes the legal form of a lease.

(i)	Classification of assets leased to the Group

Assets that are held by the Group under leases which transfer to the Group substantially all the risks and rewards of ownership are classified as being held under finance leases. Leases which do not transfer substantially all the risks and rewards of ownership to the Group are classified as operating leases, except for land held for own use under an operating lease, the fair value of which cannot be measured separately from the fair value of a building situated thereon at the inception of the lease, is accounted for as being held under a finance lease, unless the building is also clearly held under an operating lease. For these purposes, the inception of the lease is the time that the lease was first entered into by the Group, or taken over from the previous lessee.

(ii)	Assets acquired under finance leases

Where the Group acquires the use of assets under finance leases, the amounts representing the fair value of the leased asset, or, if lower, the present value of the minimum lease payments, of such assets are included in property, plant and equipment and the corresponding liabilities, net of finance charges, are recorded as obligations under finance leases. Depreciation is provided at rates which write off the cost or valuation of the assets over the term of the relevant lease or, where it is likely the Group will obtain ownership of the asset, the life of the asset, as set out in Note 2(i). Impairment losses are accounted for in accordance with the accounting policy as set out in Note 2(l). Finance charges implicit in the lease payments are charged to consolidated income statements over the period of the leases so as to produce an approximately constant periodic rate of charge on the remaining balance of the obligations for each accounting period. Contingent rentals are charged to consolidated income statements in the accounting period in which they are incurred.

(iii)	Operating lease charges

Where the Group has the use of assets held under operating leases, payments made under the leases are charged to consolidated income statements in equal instalments over the accounting periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the leased asset. Lease incentives received are recognized in consolidated income statements as an integral part of the aggregate net lease payments made. Contingent rentals are charged to consolidated income statements in the accounting period in which they are incurred.

The cost of acquiring land held under an operating lease is amortized on a straight-line basis over the respective periods of lease terms which range from 30 to 70 years.

(iv)	Sale and leaseback transactions

Gains or losses on aircraft sale and leaseback transactions which result in finance leases are deferred and amortized over the terms of the related leases.

Gains or losses on aircraft sale and leaseback transactions which result in operating leases are recognized immediately if the transactions are established at fair value. If the sale price is below fair value then the gain or loss is recognized immediately. However, if a loss is compensated for by future rentals at a below-market price, then the loss is deferred and amortized over the period that the aircraft is expected to be used. If the sale price is above fair value, then any gain is deferred and amortized over the useful life of the assets.

(l)	Impairment of assets

(i)	Impairment of investments in equity securities and receivables

Investments in equity securities and current and non-current receivables that are stated at cost or amortized cost or are classified as available-for-sale equity securities are reviewed at the end of each reporting period to determine whether there is objective evidence of impairment. Objective evidence of impairment includes observable data that comes to the attention of the Group about one or more of the following loss events:

•	significant financial difficulty of the debtor;

•	a breach of contract, such as a default or delinquency in interest or principal payments;

•	it becoming probable that the debtor will enter bankruptcy or other financial reorganization;

•	significant changes in the technological, market, economic or legal environment that have an adverse effect on the debtor; and

•	a significant or prolonged decline in the fair value of an investment in an equity instrument below its cost.

If any such evidence exists, any impairment loss is determined and recognized as follows:

•	For investments in associates and joint ventures accounted for under the equity method in the consolidated financial statements (Note 2(d)), the impairment loss is measured by comparing the recoverable amount of the investment with its carrying amount in accordance with Note 2(l) (ii). The impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount in accordance with Note 2(l) (ii).

•	For unquoted equity securities carried at cost, the impairment loss is measured as the difference between the carrying amount of the financial asset and the estimated future cash flows, discounted at the current market rate of return for a similar financial asset where the effect of discounting is material. Impairment losses for equity securities carried at cost are not reversed.

•	For trade and other current receivables and other financial assets carried at amortized cost, the impairment loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the financial asset’s original effective interest rate (i.e. the effective interest rate computed at initial recognition of these assets), where the effect of discounting is material. This assessment is made collectively where these financial assets share similar risk characteristics, such as similar past due status, and have not been individually assessed as impaired. Future cash flows for financial assets which are assessed for impairment collectively are based on historical loss experience for assets with credit risk characteristics similar to the collective group.

If in a subsequent period the amount of an impairment loss decreases and the decrease can be linked objectively to an event occurring after the impairment loss was recognized, the impairment loss is reversed through profit or loss. A reversal of an impairment loss shall not result in the asset’s carrying amount exceeding that which would have been determined had no impairment loss been recognized in prior years.

•	For available-for-sale equity securities, the cumulative loss that has been recognized in the fair value reserve is reclassified to profit or loss. The amount of the cumulative loss that is recognized in consolidated income statements is the difference between the acquisition cost and current fair value, less any impairment loss on that asset previously recognized in consolidated income statements.

Impairment losses recognized in consolidated income statements in respect of available-for-sale equity securities are not reversed through profit or loss. Any subsequent increase in the fair value of such assets is recognized directly in other comprehensive income.

Impairment losses are written off against the corresponding asset directly, except for impairment losses recognized in respect of trade and other receivables, whose recovery is considered doubtful but not remote. In this case, the impairment losses for doubtful debts are recorded using an allowance account. When the Group is satisfied that recovery is remote, the amount considered irrecoverable is written off against trade and other receivables directly and any amounts held in the allowance account relating to that debt are reversed. Subsequent recoveries of amounts previously charged to the allowance account are reversed against the allowance account. Other changes in the allowance account and subsequent recoveries of amounts previously written off directly are recognized in consolidated income statements.

(ii)	Impairment of other assets

Internal and external sources of information are reviewed at the end of each reporting period to identify indications that the following assets may be impaired or, except in the case of goodwill, an impairment loss previously recognized no longer exists or may have decreased:

•	Investment properties;

•	Other property, plant and equipment;

•	Construction in progress;

•	Lease prepayments;

•	Goodwill;

•	Investments in subsidiaries, associates and joint ventures in the company’s statement of financial position;

•	Aircraft lease deposits; and

•	Other assets

If any such indication exists, the asset’s recoverable amount is estimated. The recoverable amount of goodwill is estimated annually whether or not there is any indication of impairment.

•	Calculation of recoverable amount

The recoverable amount of an asset is the higher of its fair value less costs of disposal and its value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where an asset does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a cash-generating unit).

•	Recognition of impairment losses

An impairment loss is recognized in consolidated income statements if the carrying amount of an asset, or the cash-generating unit to which it belongs, exceeds its recoverable amount. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the cash-generating unit (or group of units) and then, to reduce the carrying amount of the other assets in the unit (or group of units) on a pro rata basis, except that the carrying value of an asset will not be reduced below its individual fair value less costs of disposal, or value in use, if determinable.

•	Reversals of impairment losses

In respect of assets other than goodwill, an impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount. An impairment loss in respect of goodwill is not reversed.

A reversal of an impairment loss is limited to the asset’s carrying amount that would have been determined had no impairment loss been recognized in prior years. Reversals of impairment losses are credited to consolidated income statements in the year in which the reversals are recognized.

(iii)	Interim financial reporting and impairment

Under the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited, the Group is required to prepare an interim financial report in compliance with IAS 34, Interim financial reporting, in respect of the first six months of the financial year. At the end of the interim period, the Group applies the same impairment testing, recognition, and reversal criteria as it would at the end of the financial year (Notes 2(l) (i) and (ii)).

Impairment losses recognized in an interim period in respect of goodwill, available-for-sale equity securities and unquoted equity securities carried at cost are not reversed in a subsequent period. This is the case even if no loss, or a smaller loss, would have been recognized had the impairment been assessed only at the end of the financial year to which the interim period relates. Consequently, if the fair value of an available-for-sale equity security increases in the remainder of the annual period, or in any other period subsequently, the increase is recognized in other comprehensive income and not profit or loss.

(m)	Inventories

Inventories, which consist primarily of consumable spare parts and supplies, are stated at cost less any applicable provision for obsolescence, and are charged to consolidated income statements when used in operations. Cost represents the average unit cost.

Inventories held for sale or disposal are carried at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

When inventories are sold, the carrying amount of those inventories is recognized as an expense in the period in which the related revenue is recognized. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories is recognized as a reduction in the amount of inventories recognized as an expense in the period in which the reversal occurs.

(n)	Trade and other receivables

Trade and other receivables are initially recognized at fair value and thereafter stated at amortized cost using the effective interest method, less allowance for impairment of doubtful debts (Note 2(l)), except where the effect of discounting would be immaterial. In such cases, the receivables are stated at cost less allowance for impairment of bad and doubtful debts.

(o)	Interest-bearing borrowings

Interest-bearing borrowings are recognized initially at fair value less attributable transaction costs. Subsequent to initial recognition, interest-bearing borrowings are stated at amortized cost with any difference between the amount initially recognized and redemption value being recognized in consolidated income statements over the period of the borrowings, together with any interest and fees payable, using the effective interest method.

(p)	Trade and other payables

Trade and other payables are initially recognized at fair value. Except for financial guarantee liabilities measured in accordance with (Note 2(s) (i)), trade and other payables are subsequently stated at amortized cost unless the effect of discounting would be immaterial, in which case they are stated at cost.

(q)	Non-current assets held for sale

A non-current asset (or disposal group) is classified as held for sale if it is highly probable that its carrying amount will be recovered through a sale transaction rather than through continuing use and the asset (or disposal group) is available for sale in its present condition. A disposal group is a group of assets to be disposed of together as a group in a single transaction, and liabilities directly associated with those assets that will be transferred in the transaction.

Immediately before classification as held for sale, the measurement of the non-current assets (and all individual assets and liabilities in a disposal group) is brought up-to-date in accordance with the accounting policies before the classification. Then, on initial classification as held for sale and until disposal, the non-current assets (except for certain assets as explained below), or disposal groups, are recognized at the lower of their carrying amount and fair value less costs to sell. The principal exceptions to this measurement policy so far as the consolidated financial statements of the Group are concerned are deferred tax assets, assets arising from employee benefits, financial assets (other than investments in associates and joint ventures) and investment properties. These assets, even if held for sale, would continue to be measured in accordance with the policies set out elsewhere in Note 2.

Impairment losses on initial classification as held for sale, and on subsequent remeasurement while held for sale, are recognized in profit or loss. As long as a non-current asset is classified as held for sale, or is included in a disposal group that is classified as held for sale, the noncurrent asset is not depreciated or amortized.

(r)	Cash and cash equivalents

Cash and cash equivalents comprise cash at bank and on hand, demand deposits with banks and other financial institutions, and short-term, highly liquid investments that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value, having been generally within three months of maturity at acquisition. Bank overdrafts that are repayable on demand and form an integral part of the Group’s cash management are also included as a component of cash and cash equivalents for the purpose of the consolidated cash flow statements.

(s)	Financial guarantees issued, provisions and contingent liabilities

(i)	Financial guarantees issued

Financial guarantees are contracts that require the issuer (i.e. the guarantor) to make specified payments to reimburse the beneficiary of the guarantee (the “holder”) for a loss the holder incurs because a specified debtor fails to make payment when due in accordance with the terms of a debt instrument.

Where the Group issues a financial guarantee, the fair value of the guarantee (being the transaction price, unless the fair value can otherwise be reliably estimated) is initially recognized.

The amount of the guarantee initially recognized is amortized in consolidated income statements over the term of the guarantee as income from financial guarantees issued. In addition, provisions are recognized in accordance with Note 2(s) (ii) if and when (i) it becomes probable that the holder of the guarantee will call upon the Group under the guarantee, and (ii) the amount of that claim on the Group is expected to exceed the amount currently carried in trade and other payables in respect of that guarantee i.e. the amount initially recognized, less accumulated amortization.

(ii)	Provisions and contingent liabilities

Provisions are recognized for other liabilities of uncertain timing or amount when the Group has a legal or constructive obligation arising as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made. Where the time value of money is material, provisions are stated at the present value of the expenditures expected to settle the obligation.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

(t)	Dividend distribution

Dividend distribution to the Company’s shareholders is recognized as a liability in the Group’s consolidated financial statements in the period in which the dividends are approved by the Company’s shareholders.

(u)	Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.

(v)	Deferred benefits and gains

In connection with the acquisitions or leases of certain aircraft and engines, the Group receives various credits. Such credits are deferred until the aircraft and engines are delivered, at which time they are either applied as a reduction of the cost of acquiring the aircraft and engines, resulting in a reduction of future depreciation, or amortized as a reduction of rental expense for aircraft and engines under leases.

(w)	Income tax

Income tax for the year comprises current tax and movements in deferred tax assets and liabilities. Current tax and movements in deferred tax assets and liabilities are recognized in the consolidated income statements except to the extent that they relate to items recognized in other comprehensive income or directly in equity, in which case the relevant amounts of tax are recognized in other comprehensive income or directly in equity, respectively.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the end of the reporting year, and any adjustment to tax payable in respect of previous years.

Deferred tax assets and liabilities arise from deductible and taxable temporary differences respectively, being the differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. Deferred tax assets also arise from unused tax losses and unused tax credits.

Apart from certain limited exceptions, all deferred tax liabilities, and all deferred tax assets to the extent that it is probable that future taxable profits will be available against which the asset can be utilized, are recognized. Future taxable profits that may support the recognition of deferred tax assets arising from deductible temporary differences include those that will arise from the reversal of existing taxable temporary differences, provided those differences relate to the same taxation authority and the same taxable entity, and are expected to reverse either in the same period as the expected reversal of the deductible temporary difference or in periods into which a tax loss arising from the deferred tax asset can be carried back or forward. The same criteria are adopted when determining whether existing taxable temporary differences support the recognition of deferred tax assets arising from unused tax losses and credits, that is, those differences are taken into account if they relate to the same taxation authority and the same taxable entity, and are expected to reverse in a period, or periods, in which the tax loss or credit can be utilized.

The limited exception to the recognition of deferred tax assets and liabilities are those temporary differences arising from goodwill, the initial recognition of assets or liabilities that affect neither accounting nor taxable profit (provided they are not part of a business combination), and temporary differences relating to investments in subsidiaries, associates and joint ventures to the extent that, in the case of taxable differences, the Group controls the timing of the reversal and it is probable that the differences will not reverse in the foreseeable future, or in the case of deductible differences, unless it is probable that they will reverse in the future and it is probable that future taxable profit will be available against which the temporary difference can be utilized.

The amount of deferred tax recognized is measured based on the expected manner of realization or settlement of the carrying amount of the assets and liabilities, using tax rates enacted or substantively enacted at the end of the reporting period and are expected to apply when related deferred tax asset is realized or the deferred tax liability is settled. Deferred tax assets and liabilities are not discounted.

The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow the related tax benefit to be utilized. Any such reduction is reversed to the extent that it becomes probable that sufficient taxable profits will be available.

Current tax balances and deferred tax balances, and movements therein, are presented separately from each other and are not offset. Current tax assets are offset against current tax liabilities, and deferred tax assets against deferred tax liabilities, if the Group has the legally enforceable right to set off current tax assets against current tax liabilities and the following additional conditions are met:

•	in the case of current tax assets and liabilities, the Group intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously; or

•	in the case of deferred tax assets and liabilities, if they relate to income taxes levied by the same taxation authority on either:

•	the same taxable entity; or

•	different taxable entities, which, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered, intend to realize the current tax assets and settle the current tax liabilities on a net basis or realize and settle simultaneously.

(x)	Revenue recognition

Revenue is measured at the fair value of the consideration received or receivable. Provided it is probable that the economic benefits will flow to the Group and the revenue and costs, if applicable, can be measured reliably, revenue is recognized in income statement as follows:

(i)	Passenger, cargo and mail revenue

Passenger revenue is recognized at the fair value of the consideration received when the transportation service is provided. Unearned passenger revenue at the reporting date is included within sales in advance of carriage in the consolidated statements of financial position.

Cargo and mail revenue are recognized when the transportation is provided.

Revenue from airline-related business are recognized when services are rendered.

(ii)	Frequent flyer revenue

The Group maintains two major frequent flyer award programs, namely, the China Southern Airlines Sky Pearl Club and the Xiamen Airlines’ Egret Card Frequent Flyer Program, which provide travel and other awards to members based on accumulated mileages.

The amount received in relation to mileage earning flights is allocated, based on fair value, between the flight and mileage earned by members of the Group’s frequent flyer award programs. The value attributed to the awarded mileage is deferred as a liability, within deferred revenue, until the mileage is redeemed and the related benefits are received or used or they expire.

The amount received from third parties for the issue of mileage under the Group’s frequent flyer award programs is also deferred as a liability, within deferred revenue.

As members of the frequent flyer award programs redeem mileages for an award, revenue in relation to flight awards is recognized when the transportation is provided; revenue in relation to non-flight rewards is recognized at the point of redemption where non-flight rewards are selected.

(iii)	Operating rental income

Receivable under operating leases is recognized in income statement in equal instalments over the periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the use of the leased asset. Lease incentives granted are recognized in income statement as an integral part of the aggregate net lease payments receivable. Contingent rentals are recognized as income in the accounting period in which they are earned.

(iv)	Dividends

•	Dividend income from unlisted investments is recognized when the shareholder’s right to receive payment is established.

•	Dividend income from listed investments is recognized when the share price of the investment goes ex-dividend.

(v)	Government grants

Government grants are recognized in consolidated statements of financial position initially when there is reasonable assurance that they will be received and that the Group will comply with the conditions attaching to them. Grants that compensate the Group for expenses incurred are recognized as other net income in income statement on a systematic basis in the same periods in which the expenses are incurred. Grants that compensate the Group for the cost of an asset are deducted from the carrying amount of the asset and consequently are effectively recognized in income statement over the useful life of the asset by way of reduced depreciation expense.

(vi)	Interest income

Interest income is recognized as it accrues using the effective interest method.

(y)	Traffic commissions

Traffic commissions are expensed in income statement when the transportation is provided and the related revenue is recognized. Traffic commissions for transportation not yet provided are recorded on the consolidated statements of financial position as prepaid expense.

(z)	Maintenance and overhaul costs

Routine maintenance, repairs and overhauls are charged to income statement as and when incurred.

In respect of owned and finance leased aircraft, components within the aircraft subject to replacement during major overhauls are depreciated over the average expected life between major overhauls. When each major overhaul is performed, its cost is recognized in the carrying amount of property, plant and equipment and is depreciated over the estimated period between major overhauls. Any remaining carrying amount of cost of previous major overhaul is derecognized and charged to income statement.

In respect of aircraft held under operating leases, the Group has responsibility to fulfil certain return conditions under relevant lease agreements. In order to fulfil these return conditions, major overhauls are required to be conducted. Accordingly, estimated costs of major overhauls are accrued and charged to the income statement over the estimated overhaul period. Differences between the estimated costs and the actual costs of overhauls are charged to income statement in the period when the overhaul is performed.

(aa)	Borrowing costs

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time when substantially all the activities necessary to prepare the qualifying asset for its intended use or sale are interrupted or complete.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Borrowing costs include interest expense, finance charges in respect of finance leases and exchange differences arising from foreign currency borrowings to the extent that they are regarded as an adjustment to interest costs.

(ab)	Employee benefits

(i)	Short-term employee benefits and contributions to defined contribution retirement schemes

Salaries, annual bonuses and contributions to defined contribution retirement schemes are accrued in the year in which the associated services are rendered by employees. Where payment or settlement is deferred and the effect would be material, these amounts are stated at their present values.

(ii)	Termination benefits

Termination benefits are recognized when, and only when, the Group demonstrably commits itself to terminate employment or to provide benefits as a result of voluntary redundancy by having a detailed formal plan which is without realistic possibility of withdrawal.

(iii)	Share-based payment

The fair value of the amount payable to employee in respect of share appreciation rights (“SARs”), which are settled in cash, is recognized as an expense with a corresponding increase in liabilities, over the vesting period. The liability is remeasured at each reporting date and at settlement date. Any changes in the fair value of the liability are recognized as staff cost in the consolidated income statements.

(ac)	Translation of foreign currencies

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in Renminbi, which is the Company’s functional and the Group’s presentation currency.

Foreign currencies transactions during the year are translated into Renminbi at the applicable rates of exchange quoted by the People’s Bank of China (“PBOC”) prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into Renminbi at the PBOC exchange rates prevailing at the end of the reporting period. Exchange gains and losses are recognized in income statement.

Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated into Renminbi at the PBOC exchange rates prevailing at the transaction dates. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are translated into Renminbi at the PBOC exchange rates prevailing at the dates the fair value was determined.

(ad)	Related parties

(a)	A person, or a close member of that person’s family, is related to the Group if that person:

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or the Group’s parent.

(b)	An entity is related to the Group if any of the following conditions applies:

(i)	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).

(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).

(iii)	Both entities are joint ventures of the same third party.

(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.

(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group.

(vi)	The entity is controlled or jointly controlled by a person identified in (a).

(vii)	A person identified in (a) (i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

(viii)	The entity, or any member of a Group of which it is a part, provides key management personnel services to the Group or to the Group’s parent.

Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.

(ae)	Segment reporting

Operating segments, and the amounts of each segment item reported in the financial statements, are identified from the financial information provided regularly to the Group’s most senior executive management, who is the chief operating decision maker, for the purposes of allocating resources to, and assessing the performance of, the Group’s various lines of business and geographical locations.

Individually material operating segments are not aggregated for financial reporting purposes unless the segments have similar economic characteristics and are similar in respect of the nature of products and services, the nature of production processes, the type or class of customers, the methods used to distribute the products or provide the services, and the nature of the regulatory environment. Operating segments which are not individually material may be aggregated if they share a majority of these criteria.